Deposits - Summary of certificates of deposit by maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
2020	$ 4,612,460
2021	1,149,007
2022	734,322
2023	502,572
2024	615,875
2025 and thereafter	60,561
Total certificates of deposit	$ 7,674,797	$ 7,616,764